Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
Summary of related offset deferred tax :

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Deferred tax assets / Tax losses carryforwards	8,344	8,699	8,241
Deferred tax assets / Provision for defined benefit obligation	610	682	481
Deferred tax assets / Others	52	34	21
Deferred Tax assets	9,006	9,415	8,743
Deferred tax liabilities / Deferred revenue	8,233	8,754	8,189
Deferred tax liabilities / Lease contract (IFRS 16 application)	553	500	443
Deferred tax assets / Tax amortization	220	154	111
Deferred tax liabilities / Other	—	7	—
Deferred Tax liabilities	9,006	9,415	8,743
Accordingly, net deferred tax assets not recognized are :

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Deferred tax assets / Tax losses carryforwards - France	112,549	125,491	139,867
Deferred tax assets / Tax losses carry forwards - US	2,773	2,781	2,781
Deferred Tax assets / Tax losses carryforwards	115,322	128,272	142,649

Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Net income (loss) before tax	(7,570)	(49,471)	(49,177)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	1,891	12,368	12,294
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	—	—
Research tax credit	2,457	1,872	1,551
Provision for defined benefit obligations	27	(72)	202
Share-based compensation	(1,064)	(986)	(642)
Revenue from collaboration agreements	1,095	(296)	864
Non-recognition of deferred tax assets related to tax losses and temporary differences	(4,501)	(13,340)	(13,996)
Carry-back	—	—	—
Impact linked to intra-group merger operations	—	—	—
Impact linked to the exercise of a real estate leasing option	—	—	—
Others differences	94	454	(274)
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	%	%	%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—